UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2009



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2009

[LOGO OF USAA]
USAA(R)








PORTFOLIO OF INVESTMENTS
1ST QUARTER
USAA INCOME FUND
OCTOBER 31, 2009




















                                                                      (Form N-Q)

48446-1209                                   (C)2009, USAA. All rights reserved.

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

USAA INCOME FUND
October 31, 2009 (unaudited)

PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------
               CORPORATE OBLIGATIONS (33.7%)

               CONSUMER DISCRETIONARY (2.1%)
               -----------------------------
               AUTOMOBILE MANUFACTURERS (1.0%)
$ 15,000       Daimler Finance N.A., LLC                    8.00%         6/15/2010         $ 15,544
  10,000       Toyota Motor Credit Corp.                    4.85          2/27/2015            9,573
                                                                                          ----------
                                                                                              25,117
                                                                                          ----------
               BROADCASTING (0.5%)
  10,000       Time Warner Cable, Inc.                      6.75          7/01/2018           11,027
                                                                                          ----------
               CASINOS & GAMING (0.1%)
   3,000       International Game Technology                7.50          6/15/2019            3,321
                                                                                          ----------
               SPECIALTY STORES (0.5%)
   5,000       Staples, Inc.                                7.75          4/01/2011            5,375
   5,000       Staples, Inc.                                9.75          1/15/2014            6,065
                                                                                          ----------
                                                                                              11,440
                                                                                          ----------
               Total Consumer Discretionary                                                   50,905
                                                                                          ----------

               CONSUMER STAPLES (2.8%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
   4,000       Bunge Ltd. Finance Co.                       8.50          6/15/2019            4,670
                                                                                          ----------
               DRUG RETAIL (0.4%)
   9,324       CVS Caremark Corp.                           6.04         12/10/2028            9,183
                                                                                          ----------
               FOOD RETAIL (0.2%)
   5,000       Kroger Co.                                   5.50          2/01/2013            5,358
                                                                                          ----------
               HOUSEHOLD PRODUCTS (0.7%)
  17,000       Clorox Co.                                   6.13          2/01/2011           17,986
                                                                                          ----------
               HYPERMARKETS & SUPER CENTERS (0.2%)
   5,000       Costco Wholesale Corp.                       5.30          3/15/2012            5,422
                                                                                          ----------
               PACKAGED FOODS & MEAT (0.7%)
  15,000       Kellogg Co.                                  6.60          4/01/2011           16,139
                                                                                          ----------
               SOFT DRINKS (0.4%)
   2,000       PepsiAmericas, Inc.                          4.50          3/15/2013            2,114
   5,000       PepsiCo, Inc.                                7.90         11/01/2018            6,294
                                                                                          ----------
                                                                                               8,408
                                                                                          ----------
               Total Consumer Staples                                                         67,166
                                                                                          ----------

               ENERGY (5.2%)
               -------------
               INTEGRATED OIL & GAS (1.2%)
  21,000       ConocoPhillips                               8.75          5/25/2010           21,976
   5,000       Hess Corp.                                   8.13          2/15/2019            6,080
                                                                                          ----------
                                                                                              28,056
                                                                                          ----------

----------------------------------------------------------------------------------------------------
1 | USAA Income Fund

PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------


               OIL & GAS DRILLING (0.6%)
$  3,000       Nabors Industries, Inc.                      9.25%         1/15/2019         $  3,630
   5,000       Rowan Companies, Inc.                        7.88          8/01/2019            5,383
   5,000       Transocean, Inc.                             5.25          3/15/2013            5,322
                                                                                          ----------
                                                                                              14,335
                                                                                          ----------
               OIL & GAS EQUIPMENT & SERVICES (0.7%)
   5,000       Baker Hughes, Inc.                           7.50         11/15/2018            6,076
   5,000       Smith International, Inc.                    8.63          3/15/2014            5,742
   5,000       Weatherford International Ltd.               9.63          3/01/2019            6,200
                                                                                          ----------
                                                                                              18,018
                                                                                          ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.3%)
   5,000       Noble Energy, Inc.                           8.25          3/01/2019            6,006
                                                                                          ----------
               OIL & GAS REFINING & MARKETING (0.6%)
   5,000       Plains All American Pipeline, LP             6.50          5/01/2018            5,401
   3,000       Plains All American Pipeline, LP             8.75          5/01/2019            3,648
   5,000       Valero Energy Corp.                          9.38          3/15/2019            5,927
                                                                                          ----------
                                                                                              14,976
                                                                                          ----------
               OIL & GAS STORAGE & TRANSPORTATION (1.8%)
   5,000       DCP Midstream, LLC (a)                       9.70         12/01/2013            5,804
   5,000       Enbridge Energy Partners, LP                 5.35         12/15/2014            5,259
   4,000       Enbridge Energy Partners, LP                 8.05         10/01/2037            3,755
   3,000       Energy Transfer Partners, LP                 9.00          4/15/2019            3,631
  10,000       Enterprise Products Operating, LLC           6.30          9/15/2017           10,994
   5,000       Nustar Logistics, LP                         7.65          4/15/2018            5,524
   5,000       Sunoco Logistics Partners Operations, LP     8.75          2/15/2014            5,659
   3,000       Transcontinental Gas Pipeline Corp.          8.88          7/15/2012            3,446
                                                                                          ----------
                                                                                              44,072
                                                                                          ----------
               Total Energy                                                                  125,463
                                                                                          ----------

               FINANCIALS (9.3%)
               -----------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.2%)
   5,000       State Street Capital Trust III               8.25                  -(b)         5,046
                                                                                          ----------
               CONSUMER FINANCE (1.7%)
  10,000       American Honda Finance Corp. (a)             7.63         10/01/2018           11,511
   3,000       ERAC USA Finance Co. (a)                     6.38         10/15/2017            3,078
  25,200       Household Finance Corp.                      6.38         10/15/2011           26,985
                                                                                          ----------
                                                                                              41,574
                                                                                          ----------
               DIVERSIFIED BANKS (0.6%)
   5,000       Huntington National Bank                     4.38          1/15/2010            5,004
   5,000       Wells Fargo Capital XIII                     7.70                  -(b)         4,675
   5,000       Wells Fargo Capital XV                       9.75                  -(b)         5,400
                                                                                          ----------
                                                                                              15,079
                                                                                          ----------
               LIFE & HEALTH INSURANCE (0.2%)
   5,000       Great-West Life & Annuity Insurance Co.
                     (a)                                    7.15          5/16/2046            4,225
                                                                                          ----------
               MULTI-LINE INSURANCE (0.3%)
   5,000       AIG Sunamerica Global Financing (a)          6.30          5/10/2011            4,917
   3,000       Oil Insurance Ltd. (a)                       7.56                  -(b)         2,124
                                                                                          ----------
                                                                                               7,041
                                                                                          ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (1.0%)
   6,000       Bank of America Corp.                        8.00                  -(b)         5,404
  10,000       Bank One Corp.                               7.88          8/01/2010           10,500
   5,000       Countrywide Financial Corp.                  5.80          6/07/2012            5,323
   3,000       JPMorgan Chase & Co.                         7.90                  -(b)         3,026
                                                                                          ----------
                                                                                              24,253
                                                                                          ----------

----------------------------------------------------------------------------------------------------
                                                                        Portfolio of Investments | 2

PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

               PROPERTY & CASUALTY INSURANCE (1.2%)
$ 15,000       Berkshire Hathaway Finance Corp.             4.85%         1/15/2015         $ 16,268
   5,000       Progressive Corp.                            6.70          6/15/2037            4,386
   5,000       Travelers Companies, Inc.                    6.25          3/15/2037            4,507
   5,000       XL Capital Ltd.                              6.50                  -(b)         3,856
                                                                                          ----------
                                                                                              29,017
                                                                                          ----------
               REGIONAL BANKS (0.6%)
   5,000       Chittenden Corp.                             5.80          2/14/2017            4,975
   8,000       Hudson United Bank                           7.00          5/15/2012            8,607
                                                                                          ----------
                                                                                              13,582
                                                                                          ----------
               REITS - DIVERSIFIED (0.2%)
   5,000       Liberty Property, LP                         6.63         10/01/2017            4,915
                                                                                          ----------
               REITS - INDUSTRIAL (0.4%)
   5,000       AMB Property, LP                             6.30          6/01/2013            4,937
   5,000       Prologis                                     7.38         10/30/2019            5,024
                                                                                          ----------
                                                                                               9,961
                                                                                          ----------
               REITS - OFFICE (0.6%)
  10,000       Boston Properties, Inc.                      5.88         10/15/2019           10,107
   3,000       Mack-Cali Realty Corp.                       7.75          8/15/2019            3,175
   1,681       Mack-Cali Realty, LP                         5.80          1/15/2016            1,561
                                                                                          ----------
                                                                                              14,843
                                                                                          ----------
               REITS - RESIDENTIAL (0.2%)
   4,860       AvalonBay Communities, Inc.                  5.50          1/15/2012            5,069
                                                                                          ----------
               REITS - RETAIL (1.8%)
   9,000       Chelsea Property Group, LP                   6.00          1/15/2013            9,079
   5,000       National Retail Properties, Inc.             6.88         10/15/2017            4,925
  15,000       Pan Pacific Retail Properties, Inc.          7.95          4/15/2011           15,700
   3,000       Regency Centers, LP                          8.45          9/01/2010            3,045
   6,185       Regency Centers, LP                          7.95          1/15/2011            6,418
   5,000       Weingarten Realty Investors                  4.86          1/15/2014            4,658
                                                                                          ----------
                                                                                              43,825
                                                                                          ----------
               REITS - SPECIALIZED (0.2%)
   5,000       Nationwide Health Properties, Inc.           6.25          2/01/2013            5,131
                                                                                          ----------
               SPECIALIZED FINANCE (0.1%)
   1,000       Assured Guaranty U.S. Holdings, Inc.         6.40         12/15/2066              715
                                                                                          ----------
               Total Financials                                                              224,276
                                                                                          ----------

               HEALTH CARE (1.2%)
               ------------------
               BIOTECHNOLOGY (0.5%)
  10,000       Genentech, Inc.                              4.75          7/15/2015           10,795
                                                                                          ----------
               HEALTH CARE EQUIPMENT (0.2%)
   4,000       Hospira, Inc.                                6.40          5/15/2015            4,450
                                                                                          ----------
               LIFE SCIENCES TOOLS & SERVICES (0.1%)
   2,500       Thermo Fisher Scientific, Inc.               5.00          6/01/2015            2,638
                                                                                          ----------
               MANAGED HEALTH CARE (0.2%)
   5,000       Highmark, Inc. (a)                           6.80          8/15/2013            5,241
                                                                                          ----------
               PHARMACEUTICALS (0.2%)
   5,000       Roche Holdings, Inc. (a)                     6.00          3/01/2019            5,588
                                                                                          ----------
               Total Health Care                                                              28,712
                                                                                          ----------

               INDUSTRIALS (3.1%)
               ------------------
               AIRLINES (0.4%)
   2,500       American Airlines Pass-Through Trust        10.38          7/02/2019            2,778

----------------------------------------------------------------------------------------------------
3 | USAA Income Fund

----------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$   5,000      Continental Airlines, Inc. Pass-Through
                     Trust                                  9.00%         7/08/2016         $  5,341
    1,407      United Airlines Pass-Through Trust           7.73          7/01/2010            1,393
                                                                                          ----------
                                                                                               9,512
                                                                                          ----------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.7%)
   10,000      John Deere Capital Corp.                     5.10          1/15/2013           10,767
    5,000      Paccar, Inc.                                 6.88          2/15/2014            5,715
                                                                                          ----------
                                                                                              16,482
                                                                                          ----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.4%)
   10,000      Waste Management, Inc.                       7.38          8/01/2010           10,441
                                                                                          ----------
               INDUSTRIAL MACHINERY (0.7%)
   10,000      Danaher Corp.                                5.63          1/15/2018           10,932
    1,500      Ingersoll Rand Co.                           9.00          8/15/2021            1,742
    3,000      Ingersoll-Rand GL Holding Co.                9.50          4/15/2014            3,603
                                                                                          ----------
                                                                                              16,277
                                                                                          ----------
               RAILROADS (0.9%)
    2,058      CSX Transportation Inc.                       9.75          6/15/2020           2,780
    2,842      Norfolk Southern Railway Co.                  9.75          6/15/2020           3,859
   10,000      TTX Co. (a)                                   5.40          2/15/2016           8,989
    5,000      Union Pacific Corp.                           7.88          1/15/2019           6,176
                                                                                          ----------
                                                                                              21,804
                                                                                          ----------
               Total Industrials                                                              74,516
                                                                                          ----------

               INFORMATION TECHNOLOGY (0.5%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (0.2%)
   5,000       Harris Corp.                                 5.95         12/01/2017            5,376
                                                                                          ----------
               COMPUTER HARDWARE (0.3%)
   5,000       IBM Corp.                                    7.63         10/15/2018            6,196
                                                                                          ----------
               Total Information Technology                                                   11,572
                                                                                          ----------

               MATERIALS (1.9%)
               ----------------
               DIVERSIFIED CHEMICALS (0.5%)
   5,000       Chevron Phillips Chemical Co., LP (a)        7.00          6/15/2014            5,534
   5,000       Dow Chemical Co.                             7.60          5/15/2014            5,560
                                                                                          ----------
                                                                                              11,094
                                                                                          ----------
               PAPER PRODUCTS (0.5%)
   10,000      International Paper Co.                      7.40          6/15/2014           11,014
                                                                                          ----------
               SPECIALTY CHEMICALS (0.7%)
   5,000       Cytec Industries, Inc.                       8.95          7/01/2017            5,861
   5,000       Lubrizol Corp.                               8.88          2/01/2019            6,245
   5,000       RPM International, Inc.                      6.13         10/15/2019            5,029
                                                                                          ----------
                                                                                              17,135
                                                                                          ----------
               STEEL (0.2%)
   5,000       Allegheny Technologies, Inc.                 9.38          6/01/2019            5,696
                                                                                          ----------
               Total Materials                                                                44,939
                                                                                          ----------

               TELECOMMUNICATION SERVICES (0.5%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.1%)
   4,000       Qwest Communications International, Inc.     7.25          2/15/2011            4,020
                                                                                          ----------
               WIRELESS TELECOMMUNICATION SERVICES (0.4%)
   3,000       AT&T Wireless Services, Inc.                 7.88          3/01/2011            3,251
   5,000       Verizon Wireless Capital, LLC (a)            8.50         11/15/2018            6,240
                                                                                          ----------
                                                                                               9,491
                                                                                          ----------
               Total Telecommunication Services                                               13,511
                                                                                          ----------

----------------------------------------------------------------------------------------------------
                                                                        Portfolio of Investments | 4

PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

               UTILITIES (7.1%)
               ----------------
               ELECTRIC UTILITIES (3.9%)
$  5,000       Cleveland Electric Illuminating Co.          8.88%        11/15/2018         $  6,304
   1,500       FPL Energy American Wind (a)                 6.64          6/20/2023            1,474
   5,000       FPL Group Capital, Inc.                      7.30          9/01/2067            4,945
   5,000       Gulf Power Co.                               4.90         10/01/2014            5,310
   5,000       Illinois Power Co.                           9.75         11/15/2018            6,266
   5,000       Nevada Power Co.                             7.13          3/15/2019            5,719
  10,000       Northern States Power Co.                    8.00          8/28/2012           11,611
   5,000       Oglethorpe Power Corp.                       6.10          3/15/2019            5,479
   1,036       Power Contract Financing, LLC (a)            6.26          2/01/2010            1,043
   5,000       PPL Energy Supply, LLC                       6.20          5/15/2016            5,241
   7,000       Southern Co.                                 0.68 (c)     10/21/2011            7,025
   7,621       Tristate General & Transport Association
                     (a)                                    6.04          1/31/2018            7,695
   9,000       Union Electric Co.                           6.70          2/01/2019           10,122
   4,915       UtiliCorp Canada Finance Corp.               7.75          6/15/2011            5,186
  10,000       West Penn Power Co.                          6.63          4/15/2012           10,908
                                                                                          ----------
                                                                                              94,328
                                                                                          ----------
               GAS UTILITIES (1.8%)
   8,000       AGL Capital Corp.                            6.38          7/15/2016            8,708
   4,000       Atmos Energy Corp.                           8.50          3/15/2019            4,929
   4,000       EQT Corp.                                    8.13          6/01/2019            4,591
   8,000       Gulfstream Natural Gas Systems, LLC (a)      5.56         11/01/2015            8,078
   5,000       Oneok Partners, LP                           8.63          3/01/2019            5,999
   5,000       Questar Pipeline Co.                         5.83          2/01/2018            5,270
   5,000       Southern Star Central Gas Pipeline, Inc.
                     (a)                                    6.00          6/01/2016            4,750
                                                                                          ----------
                                                                                              42,325
                                                                                          ----------
               MULTI-UTILITIES (1.2%)
   5,000       Black Hills Corp.                            9.00          5/15/2014            5,766
   5,000       CenterPoint Energy Houston Electric, LLC     7.00          3/01/2014            5,640
   5,000       NiSource, Inc.                              10.75          3/15/2016            5,962
   5,000       Northwestern Corp.                           6.34          4/01/2019            5,355
   5,000       South Carolina Electric & Gas Co.            5.30          5/15/2033            4,993
                                                                                          ----------
                                                                                              27,716
                                                                                          ----------
               WATER UTILITIES (0.2%)
   5,475       American Water Capital Corp.                 6.09         10/15/2017            5,751
                                                                                          ----------
               Total Utilities                                                               170,120
                                                                                          ----------
               Total Corporate Obligations (cost: $748,794)                                  811,180
                                                                                          ----------

               EURODOLLAR AND YANKEE OBLIGATIONS (14.6%)

               ENERGY (1.6%)
               -------------
               INTEGRATED OIL & GAS (0.2%)
   4,000       Husky Energy, Inc.                           7.25         12/15/2019            4,633
                                                                                          ----------
               OIL & GAS DRILLING (0.1%)
   2,540       Delek & Avner-Yam Tethys Ltd. (a)            1.58 (c)      8/01/2013            2,538
                                                                                          ----------
               OIL & GAS EXPLORATION & PRODUCTION (0.9%)
   5,000       Canadian Natural Resources Ltd.              5.70          5/15/2017            5,325
   3,500       Talisman Energy, Inc.                        7.75          6/01/2019            4,167
  10,000       Woodside Finance Ltd. (a)                    8.75          3/01/2019           11,888
                                                                                          ----------
                                                                                              21,380
                                                                                          ----------
               OIL & GAS REFINING & MARKETING (0.4%)
   5,000       GS Caltex Corp.                              7.25          7/02/2013            5,382

----------------------------------------------------------------------------------------------------
5 | USAA Income Fund

----------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  5,000       GS Caltex Corp. (a)                          5.50%        10/15/2015         $  4,940
                                                                                          ----------
                                                                                              10,322
                                                                                          ----------
               Total Energy                                                                   38,873
                                                                                          ----------

               FINANCIALS (7.5%)
               -----------------
               DIVERSIFIED BANKS (5.7%)
   5,000       ANZ Capital Trust I (a)                      4.48                  -(b)         4,955
   6,000       Banco Santander (a)                          5.38         12/09/2014            6,212
   5,180       Barclays Bank plc (a)                        7.38                  -(b)         4,740
   5,000       Barclays Bank plc (a)                        6.05         12/04/2017            5,102
   5,000       BNP Paribas (a)                              7.20                  -(b)         4,625
   5,000       Canadian Imperial Bank Corp. (a)             7.26          4/10/2032            5,375
  10,000       Commonwealth Bank Australia (a)              0.58 (c)     11/04/2011           10,000
  10,000       Danske Bank A/S                              0.76 (c)      5/24/2012            9,970
  20,000       Landesbank Baden-Wuerttemberg                6.35          4/01/2012           21,610
  10,000       Lloyds TSB Bank plc                          0.49 (c)      6/17/2011            9,981
  10,000       Lloyds TSB Group plc (a)                     6.27                  -(b)         6,508
   5,000       Mizuho Capital Investment 1 Ltd. (a)         6.69                  -(b)         4,176
  10,000       MUFG Capital Finance 1 Ltd.                  6.35                  -(b)         9,251
  15,000       Nordea Bank AB (a)                           5.25         11/30/2012           15,434
   5,000       Standard Chartered Bank (a)                  6.40          9/26/2017            5,296
   5,000       Sumitomo Mitsui Financial Group (a)          6.08                  -(b)         4,344
  10,000       Westpac Banking Corp. (a)                    0.58         10/21/2011            9,996
                                                                                          ----------
                                                                                             137,575
                                                                                          ----------
               INVESTMENT BANKING & BROKERAGE (0.5%)
   5,000       Credit Suisse Group, AG                      5.50          5/01/2014            5,428
   7,000       Finance For Danish Industry A/S (a)          0.68 (c)      8/17/2012            7,074
                                                                                          ----------
                                                                                              12,502
                                                                                          ----------
               OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
   5,000       ZFS Finance USA Trust II (a)                 6.45         12/15/2065            4,550
                                                                                          ----------
               PROPERTY & CASUALTY INSURANCE (0.2%)
   5,000       Catlin Insurance Co. Ltd. (a)                7.25                  -(b)         3,875
                                                                                          ----------
               REGIONAL BANKS (0.5%)
  10,000       Dexia Credit Local                           0.94 (c)      9/23/2011           10,098
   5,000       Glitnir Banki hf, acquired 9/20/2007;
                     cost $4,991(a),(d),(e)                 6.38          9/25/2012            1,187
   5,000       Kaupthing Bank hf(a),(e)                     7.13          5/19/2016                3
                                                                                          ----------
                                                                                              11,288
                                                                                          ----------
               REITS - RETAIL (0.4%)
  10,000       Westfield Capital Corp. (a)                  5.13         11/15/2014            9,965
                                                                                          ----------
               Total Financials                                                              179,755
                                                                                          ----------

               GOVERNMENT (1.5%)
               -----------------
               FOREIGN GOVERNMENT (1.5%)
  25,000       Region of Lombardy                           5.80         10/25/2032           25,782
  10,000       Republic of Poland                           5.25          1/15/2014           10,623
                                                                                          ----------
                                                                                              36,405
                                                                                          ----------
               Total Government                                                               36,405
                                                                                          ----------

               INDUSTRIALS (0.9%)
               ------------------
               BUILDING PRODUCTS (0.9%)
  10,000       CRH America, Inc.                            6.00          9/30/2016           10,365
  10,000       Holcim US Finance                            6.00         12/30/2019           10,332
                                                                                          ----------
                                                                                              20,697
                                                                                          ----------
               Total Industrials                                                              20,697
                                                                                          ----------

----------------------------------------------------------------------------------------------------
                                                                        Portfolio of Investments | 6

PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

               MATERIALS (2.3%)
               ----------------
               DIVERSIFIED METALS & MINING (0.7%)
$  5,000       Glencore Funding, LLC (a)                    6.00%         4/15/2014         $  4,909
   3,000       Noranda, Inc.                                6.00         10/15/2015            3,020
   5,000       Rio Tinto Finance (USA) Ltd.                 9.00          5/01/2019            6,232
   2,034       Xstrata Canada Corp.                         5.38          6/01/2015            2,030
                                                                                          ----------
                                                                                              16,191
                                                                                          ----------
               FERTILIZERS & AGRICULTURAL CHEMICALS (0.9%)
  10,000       Agrium, Inc.                                 8.25          2/15/2011           10,618
   8,000       Yara International ASA (a)                   5.25         12/15/2014            8,340
   2,000       Yara International ASA (a)                   7.88          6/11/2019            2,283
                                                                                          ----------
                                                                                              21,241
                                                                                          ----------
               GOLD (0.5%)
  10,000       Barrick NA Finance, LLC                      6.80          9/15/2018           11,292
                                                                                          ----------
               STEEL (0.2%)
   5,000       ArcelorMittal                                9.00          2/15/2015            5,779
                                                                                          ----------
               Total Materials                                                                54,503
                                                                                          ----------

               TELECOMMUNICATION SERVICES (0.2%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (0.2%)
   5,416       Deutsche Telekom International Finance       8.50          6/15/2010            5,659
                                                                                          ----------

               UTILITIES (0.6%)
               ----------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.4%)
  10,200       Transalta Corp.                              6.65          5/15/2018           10,421
                                                                                          ----------
               MULTI-UTILITIES (0.2%)
   5,000       Veolia Environnement                         6.00          6/01/2018            5,387
                                                                                          ----------
               Total Utilities                                                                15,808
                                                                                          ----------
               Total Eurodollar and Yankee Obligations (cost: $352,175)                      351,700
                                                                                          ----------

               ASSET-BACKED SECURITIES (4.7%)

               FINANCIALS (4.7%)
               -----------------
               ASSET-BACKED FINANCING (4.7%)
   6,000       AESOP Funding II, LLC                        5.68          2/20/2013            6,237
  10,000       AESOP Funding II, LLC (a)                    9.31         10/20/2013           11,034
   1,355       AmeriCredit Automobile Receivables Trust     1.99 (c)      1/12/2012            1,358
   4,000       Banc of America Securities Auto Trust        5.51          2/19/2013            4,002
   2,500       Bank of America Auto Trust (a)               2.13          9/16/2013            2,529
   5,000       Bank One Issuance Trust                      1.05 (c)      2/15/2017            4,591
   1,476       Capital One Auto Finance Trust (INS)         4.71          6/15/2012            1,493
   4,921       Capital One Auto Finance Trust               0.28 (c)      5/15/2013            4,844
   5,000       Capital One Multi-Asset Execution Trust      6.00          8/15/2013            5,122
   5,000       Chase Issuance Trust                         5.12         10/15/2014            5,430
   3,000       Citibank Credit Card Issuance Trust          5.70          5/15/2013            3,080
   5,000       Citibank Credit Card Issuance Trust          5.10         11/20/2017            5,415
   2,000       Citibank Credit Card Issuance Trust          5.35          2/07/2020            2,174
   5,000       CPS Auto Receivables Trust (INS)             6.48          7/15/2013            5,059
   3,000       Ford Credit Auto Owner Trust                 2.00 (c)      4/15/2013            3,046
   3,000       GE Capital Credit Card Master Note Trust     0.52 (c)      3/15/2013            2,953
   5,000       Hertz Vehicle Financing, LLC (a)             5.08         11/25/2011            5,111
  11,500       HSBC Private Label Credit Card Master
                     Note Trust                             0.36         12/16/2013           11,448
   5,000       Huntington Auto Trust (a)                    5.64          2/15/2013            5,117
  10,000       Rental Car Finance Corp. (a)                 0.38          7/25/2013            8,595
   4,698       SLM Student Loan Trust                       0.83 (c)     10/25/2038            3,534

----------------------------------------------------------------------------------------------------
7 | USAA Income Fund

----------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  5,250       SLM Student Loan Trust                       0.51% (c)     1/25/2041         $  2,685
     973       USXL Funding, LLC (INS)(a)                   5.38          4/15/2014              974
   5,000       Volkswagen Auto Loan Enhanced Trust          6.24          7/20/2015            5,549
   2,000       WFS Financial Owner Trust                    4.76          5/17/2013            2,020
                                                                                          ----------
                                                                                             113,400
                                                                                          ----------
               Total Financials                                                              113,400
                                                                                          ----------
               Total Asset-Backed Securities (cost: $103,993)                                113,400
                                                                                          ----------

               COMMERCIAL MORTGAGE SECURITIES (14.7%)

               FINANCIALS (14.7%)
               ------------------
               COMMERCIAL MORTGAGE-BACKED SECURITIES (14.7%)
   8,852       Banc of America Commercial Mortgage,
                     Inc.                                   5.79          5/11/2035            9,009
  10,000       Banc of America Commercial Mortgage,
                     Inc.                                   4.65          9/11/2036           10,325
   5,125       Banc of America Commercial Mortgage,
                     Inc.                                   5.26 (c)     11/10/2042            3,394
   8,145       Banc of America Commercial Mortgage,
                     Inc.                                   4.16         12/10/2042            8,119
  10,000       Banc of America Commercial Mortgage,
                     Inc.                                   5.91 (c)      5/10/2045           10,356
  11,000       Banc of America Commercial Mortgage,
                     Inc.                                   5.35 (c)      9/10/2047           10,988
   5,008       Bear Stearns Commercial Mortgage
                     Securities, Inc. (a)                   6.00          6/16/2030            3,657
  11,545       Bear Stearns Commercial Mortgage
                     Securities, Inc.                       5.62 (c)      3/11/2039           12,247
   5,000       Citigroup Commercial Mortgage Trust (a)      4.83          9/20/2051            3,586
  12,000       Commercial Mortgage Trust                    5.12          6/10/2044           11,487
   8,000       Credit Suisse First Boston Mortgage
                     Capital                                5.71 (c)      2/15/2039            7,454
   8,622       Credit Suisse First Boston Mortgage
                     Securities Corp.                       6.38         12/18/2035            8,863
  10,000       Credit Suisse First Boston Mortgage
                     Securities Corp.                       4.81          2/15/2038            9,791
   5,000       Credit Suisse First Boston Mortgage
                     Securities Corp.                       5.10          8/15/2038            3,802
  11,100       Credit Suisse First Boston Mortgage
                     Securities Corp.                       5.23         12/15/2040           10,966
  10,000       GE Commercial Mortgage Corp.                 5.51 (c)      3/10/2044           10,325
   3,000       GE Commercial Mortgage Corp.                 4.86          7/10/2045            2,958
   3,899       Greenwich Capital Commercial Funding
                     Corp.                                  4.31          8/10/2042            3,894
  12,215       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       4.82          9/12/2037           12,296
  10,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       4.99          9/12/2037            7,652
  10,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.49          4/15/2043           10,500
   3,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.81          6/12/2043            2,892
  10,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.34 (c)     12/15/2044            9,994
  10,000       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       5.88 (c)      4/15/2045           10,651
   4,546       J.P. Morgan Chase Commercial Mortgage
                     Securities Corp.                       4.63          3/15/2046            4,549
   7,000       LB-UBS Commercial Mortgage Trust             4.58          8/15/2029            6,794
   2,000       LB-UBS Commercial Mortgage Trust             4.51         12/15/2029            1,995
  10,000       LB-UBS Commercial Mortgage Trust             4.95          9/15/2030            9,838
   7,000       LB-UBS Commercial Mortgage Trust             5.34          9/15/2039            7,241
   7,000       Merrill Lynch Mortgage Trust                 5.62          7/12/2034            7,031
  10,000       Merrill Lynch Mortgage Trust                 5.02          7/12/2038           10,451
  12,550       Morgan Stanley Capital I, Inc.               4.59          4/14/2040           12,114
   7,000       Morgan Stanley Capital I, Inc.               5.97 (c)      8/12/2041            7,574
   5,350       Morgan Stanley Capital I, Inc.               5.17          1/14/2042            5,601
  10,000       Morgan Stanley Capital I, Inc.               5.69          7/12/2044           10,662
   7,000       Morgan Stanley Capital I, Inc.               4.85          6/12/2047            7,282
  11,425       Morgan Stanley Capital I, Inc.               5.17         10/12/2052           11,988

----------------------------------------------------------------------------------------------------
                                                                        Portfolio of Investments | 8

PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$  5,000       Morgan Stanley Capital I, Inc.               4.66%         7/15/2056         $  4,864
   5,000       Timberstar Trust (a)                         5.88         10/15/2036            4,468
  10,000       Wachovia Bank Commercial Mortgage Trust      5.08          3/15/2042            9,980
   4,511       Wachovia Bank Commercial Mortgage Trust      4.66          4/15/2042            4,482
  10,500       Wachovia Bank Commercial Mortgage Trust      4.81          4/15/2042           10,910
  10,000       Wachovia Bank Commercial Mortgage Trust      4.61          5/15/2044           10,032
  10,350       Wachovia Bank Commercial Mortgage Trust      5.35 (c)     10/15/2044           10,848
                                                                                          ----------
                                                                                             353,910
                                                                                          ----------
               INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (0.0%)
  49,076       Greenwich Capital Commercial Funding
                     Corp., acquired 8/13/2003; cost
                     $2,773(a),(d)                          1.99          1/11/2035              104
  22,651       Wachovia Bank Commercial Mortgage Trust,
                     acquired 8/06/2003; cost
                     $1,145(a),(d)                          1.00          4/15/2035              312
                                                                                          ----------
                                                                                                 416
                                                                                          ----------
               Total Financials                                                              354,326
                                                                                          ----------
               Total Commercial Mortgage Securities (cost: $350,969)                         354,326
                                                                                          ----------

               U.S. GOVERNMENT AGENCY ISSUES (14.3%)(F)

               MORTGAGE-BACKED PASS-THROUGH SECURITIES (13.3%)
  19,610       Fannie Mae (+)                               5.00          6/01/2033           20,445
   9,447       Fannie Mae (+)                               5.50          7/01/2021           10,074
  15,646       Fannie Mae (+)                               5.50          9/01/2035           16,529
   7,905       Fannie Mae (+)                               5.50         10/01/2035            8,351
  11,364       Fannie Mae (+)                               5.50          1/01/2036           12,005
  15,337       Fannie Mae (+)                               5.50          4/01/2036           16,202
  14,047       Fannie Mae (+)                               5.50          2/01/2037           14,816
  17,092       Fannie Mae (+)                               5.50          3/01/2037           18,022
  11,059       Fannie Mae (+)                               5.50         11/01/2037           11,661
  20,040       Fannie Mae (+)                               5.50          5/01/2038           21,127
  17,024       Fannie Mae (+)                               6.00          5/01/2036           18,140
  14,203       Fannie Mae (+)                               6.00          6/01/2036           15,134
  17,629       Fannie Mae (+)                               6.00          8/01/2037           18,767
   1,650       Fannie Mae (+)                               6.50          4/01/2031            1,789
      25       Fannie Mae (+)                               6.50          7/01/2031               28
   2,975       Fannie Mae (+)                               6.50          3/01/2032            3,224
      78       Fannie Mae (+)                               7.00         10/01/2022               87
      53       Fannie Mae (+)                               7.00          3/01/2023               58
     295       Fannie Mae (+)                               7.00          4/01/2023              326
   4,269       Freddie Mac (+)                              5.00          6/01/2020            4,546
  11,592       Freddie Mac (+)                              5.00          1/01/2021           12,342
  10,769       Freddie Mac (+)                              5.50         11/01/2020           11,505
   5,381       Freddie Mac (+)                              5.50         12/01/2020            5,749
   7,869       Freddie Mac (+)                              5.50         12/01/2035            8,313
  14,098       Freddie Mac (+)                              5.50          4/01/2036           14,873
  11,153       Government National Mortgage Assn. I         5.00          8/15/2033           11,681
     783       Government National Mortgage Assn. I         6.00          8/15/2028              840
     710       Government National Mortgage Assn. I         6.00          9/15/2028              762
   6,845       Government National Mortgage Assn. I         6.00          9/15/2028            7,347
   1,173       Government National Mortgage Assn. I         6.00          9/15/2028            1,258
   1,792       Government National Mortgage Assn. I         6.00         10/15/2028            1,923
     883       Government National Mortgage Assn. I         6.00          1/15/2029              948
     173       Government National Mortgage Assn. I         6.00          1/15/2029              185
     903       Government National Mortgage Assn. I         6.00          1/15/2029              969
   1,305       Government National Mortgage Assn. I         6.00          1/15/2033            1,399
      30       Government National Mortgage Assn. I         6.50          6/15/2023               32
     404       Government National Mortgage Assn. I         6.50          7/15/2023              430
      69       Government National Mortgage Assn. I         6.50          7/15/2023               74
     232       Government National Mortgage Assn. I         6.50          9/15/2023              247
     476       Government National Mortgage Assn. I         6.50         10/15/2023              507
      63       Government National Mortgage Assn. I         6.50         10/15/2023               67
     321       Government National Mortgage Assn. I         6.50         10/15/2023              342

----------------------------------------------------------------------------------------------------
9 | USAA Income Fund

----------------------------------------------------------------------------------------------------

PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$    491       Government National Mortgage Assn. I         6.50%        12/15/2023         $    523
     983       Government National Mortgage Assn. I         6.50         12/15/2023            1,047
     226       Government National Mortgage Assn. I         6.50          1/15/2024              243
     413       Government National Mortgage Assn. I         6.50          2/15/2024              442
     210       Government National Mortgage Assn. I         6.50          4/15/2026              226
   1,173       Government National Mortgage Assn. I         6.50          5/15/2028            1,269
   2,583       Government National Mortgage Assn. I         6.50         10/15/2031            2,790
     132       Government National Mortgage Assn. I         7.00          5/15/2023              145
      98       Government National Mortgage Assn. I         7.00          5/15/2023              108
     145       Government National Mortgage Assn. I         7.00          5/15/2023              159
     124       Government National Mortgage Assn. I         7.00          5/15/2023              137
     284       Government National Mortgage Assn. I         7.00          6/15/2023              313
      76       Government National Mortgage Assn. I         7.00          6/15/2023               83
     269       Government National Mortgage Assn. I         7.00          6/15/2023              296
      73       Government National Mortgage Assn. I         7.00          8/15/2023               80
     406       Government National Mortgage Assn. I         7.00          8/15/2023              447
     115       Government National Mortgage Assn. I         7.00          8/15/2023              127
     766       Government National Mortgage Assn. I         7.00          8/15/2023              843
     224       Government National Mortgage Assn. I         7.00          9/15/2023              247
     105       Government National Mortgage Assn. I         7.00          1/15/2026              116
      38       Government National Mortgage Assn. I         7.00          3/15/2026               42
      30       Government National Mortgage Assn. I         7.00          3/15/2026               33
     719       Government National Mortgage Assn. I         7.00         10/15/2027              794
     386       Government National Mortgage Assn. I         7.00          6/15/2029              427
     589       Government National Mortgage Assn. I         7.00          6/15/2029              651
     311       Government National Mortgage Assn. I         7.00          7/15/2029              344
     634       Government National Mortgage Assn. I         7.00          8/15/2031              702
     407       Government National Mortgage Assn. I         7.00          7/15/2032              448
     588       Government National Mortgage Assn. I         7.50          7/15/2023              664
     232       Government National Mortgage Assn. I         7.50          6/15/2026              263
     533       Government National Mortgage Assn. I         7.50          6/15/2026              604
     404       Government National Mortgage Assn. I         7.50          7/15/2026              458
     336       Government National Mortgage Assn. I         7.50          5/15/2027              381
     507       Government National Mortgage Assn. I         7.50          2/15/2028              575
     473       Government National Mortgage Assn. I         7.50         12/15/2028              537
     385       Government National Mortgage Assn. I         7.50          8/15/2029              438
   3,019       Government National Mortgage Assn. II        5.50          4/20/2033            3,211
   2,937       Government National Mortgage Assn. II        6.00          8/20/2032            3,157
   2,013       Government National Mortgage Assn. II        6.00          9/20/2032            2,163
     796       Government National Mortgage Assn. II        6.50          8/20/2031              863
                                                                                          ----------
                                                                                             319,520
                                                                                          ----------
               OTHER U.S. GOVERNMENT GUARANTEED SECURITIES (1.0%)
   5,000       Bank of America Corp., FDIC TLGP             0.67 (c)      6/22/2012            5,059
   2,534       Perforadora Centrale S.A. de C.V. "A,"
                     Title XI                               5.24         12/15/2018            2,758
   5,000       SunTrust Banks, Inc., FDIC TLGP              0.95 (c)     12/16/2010            5,041
  10,000       Totem Ocean Trailer Express, Inc., Title
                     XI                                     6.37          4/15/2028           11,795
                                                                                          ----------
                                                                                              24,653
                                                                                          ----------
               Total U.S. Government Agency Issues (cost: $321,879)                          344,173
                                                                                          ----------

               U.S. TREASURY SECURITIES (3.8%)

               INFLATION-INDEXED NOTES (3.8%)
  51,526       2.38%, 1/15/2025                                                               54,880
  36,059       1.75%, 1/15/2028                                                               34,791
                                                                                          ----------
                                                                                              89,671
                                                                                          ----------
               Total U.S. Treasury Securities (cost: $86,722)                                 89,671
                                                                                          ----------

----------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments | 10

PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

               MUNICIPAL BONDS (2.5%)

               APPROPRIATED DEBT (0.1%)
$  2,625       New Jersey EDA                               5.18%        11/01/2015         $  2,713
                                                                                          ----------
               CASINOS & GAMING (0.1%)
   5,000       Mashantucket (Western) Pequot Tribe,
                     acquired 7/29/2005; cost
                     $5,000(a),(d)                          5.91          9/01/2021            3,037
                                                                                          ----------
               ELECTRIC UTILITIES (0.4%)
   5,000       Air Quality Dev. Auth.                       4.75          8/01/2029            5,094
   5,000       Maricopa County                              5.50          5/01/2029            5,206
                                                                                          ----------
               Total Electric Utilities                                                       10,300
                                                                                          ----------
               ELECTRIC/GAS UTILITIES (0.1%)
   2,795       North Carolina Eastern Municipal Power
                     Agency                                 5.55          1/01/2013            2,804
                                                                                          ----------
               ENVIRONMENTAL & FACILITIES SERVICES (0.1%)
   2,300       Okeechobee County                            5.00          7/01/2039            2,305
                                                                                          ----------
               ESCROWED BONDS (0.1%)
   1,000       New Jersey Turnpike Auth. (INS)(PRE)         4.25          1/01/2016            1,060
                                                                                          ----------
               GENERAL OBLIGATION (0.1%)
   2,200       Marin County (INS)                           4.89          8/01/2016            2,253
                                                                                          ----------
               OIL & GAS REFINING & MARKETING (0.6%)
  13,500       Harris County                                5.68          3/01/2023           13,509
                                                                                          ----------
               SPECIAL ASSESSMENT/TAX/FEE (0.1%)
   2,000       New York Housing Finance Agency              5.18          9/15/2010            2,066
                                                                                          ----------
               TOLL ROADS (0.8%)
  19,000       New Jersey Turnpike Auth. (INS)              4.25          1/01/2016           19,337
                                                                                          ----------
               Total Municipal Bonds (cost: $60,421)                                          59,384
                                                                                          ----------
PRINCIPAL
AMOUNT                                                                                        MARKET
$(000)/                                                                                        VALUE
SHARES         SECURITY                                                                        (000)
----------------------------------------------------------------------------------------------------

               PREFERRED SECURITIES (4.2%)

               CONSUMER STAPLES (0.2%)
               -----------------------
               AGRICULTURAL PRODUCTS (0.2%)
  70,000       Dairy Farmers of America, Inc., 7.88%, cumulative redeemable, perpetual
               (a)                                                                             4,957
                                                                                          ----------

               FINANCIALS (4.0%)
               -----------------
               REINSURANCE (0.1%)
  $5,000       Swiss Re Capital I LP, 6.85%, perpetual  (a)                                    3,855
                                                                                          ----------
               REITS - INDUSTRIAL (0.8%)
 120,000       AMB Property Corp., Series C, 7.00%, cumulative redeemable, perpetual  (g)      2,655
  18,000       AMB Property Corp., Series P, 6.85%, cumulative redeemable, perpetual             372


----------------------------------------------------------------------------------------------------
11 | USAA Income Fund

----------------------------------------------------------------------------------------------------

                                                                                              MARKET
NUMBER OF                                                                                      VALUE
SHARES         SECURITY                                                                        (000)
----------------------------------------------------------------------------------------------------

 344,500       Prologis Trust, Inc., Series C, 8.54%, cumulative redeemable, perpetual    $   16,633
                                                                                          ----------
                                                                                              19,660
                                                                                          ----------
               REITS - OFFICE (0.7%)
  51,050       Duke Realty Corp. depositary shares, Series N, 7.25%, cumulative
               redeemable, perpetual                                                           1,032
 614,000       Duke Realty Corp., Series M, 6.95%, cumulative redeemable, perpetual           11,764
 200,000       HRPT Properties Trust, Series C, 7.13%, cumulative redeemable, perpetual
               (g)                                                                             3,732
                                                                                          ----------
                                                                                              16,528
                                                                                          ----------
               REITS - RESIDENTIAL (1.0%)
 203,000       BRE Properties, Inc., Series C, 6.75%, cumulative redeemable, perpetual
               (g)                                                                             4,225
 142,500       Equity Residential Properties Trust, depositary shares, Series K, 8.29%,
               cumulative redeemable, perpetual                                                7,806
 250,000       Post Properties, Inc., Series A, 8.50%, cumulative redeemable, perpetual       11,500
                                                                                          ----------
                                                                                              23,531
                                                                                          ----------
               REITS - RETAIL (1.1%)
 200,000       Developers Diversified Realty Corp., Series I, 7.50%, cumulative
               redeemable, perpetual                                                           3,379
 415,000       Kimco Realty Corp., depositary shares, Series F, 6.65%, cumulative
               redeemable, perpetual  (g)                                                      8,600
 400,000       Realty Income Corp., Class D, 7.38%, cumulative redeemable, perpetual           9,725
 201,500       Weingarten Realty Investors, depositary shares, Series D, 6.75%,
               cumulative redeemable, perpetual                                                4,084
                                                                                          ----------
                                                                                              25,788
                                                                                          ----------
               REITS - SPECIALIZED (0.3%)
 350,000       Public Storage, Inc., Series Z, 6.25%, cumulative redeemable, perpetual
               (g)                                                                             7,547
                                                                                          ----------
               Total Financials                                                               96,909
                                                                                          ----------
               U.S. GOVERNMENT (0.0%)
               ----------------------
  80,000       Fannie Mae, 8.25%, perpetual                                                       93
                                                                                          ----------
               Total Preferred Securities (cost: $117,912)                                   101,959

PRINCIPAL                                                                                     MARKET
AMOUNT                                                     COUPON                              VALUE
(000)          SECURITY                                      RATE          MATURITY            (000)
----------------------------------------------------------------------------------------------------



               MONEY MARKET INSTRUMENTS (6.7%)

               COMMERCIAL PAPER (4.2%)

               CONSUMER DISCRETIONARY (1.0%)
               -----------------------------
               BROADCASTING (0.6%)
$  4,500       Time Warner Cable, Inc.(a),(h)               0.33%        11/03/2009            4,500
  10,784       Time Warner Cable, Inc.(a),(h)               0.35         11/16/2009           10,782
                                                                                          ----------
                                                                                              15,282
                                                                                          ----------
               HOUSEHOLD APPLIANCES (0.4%)
  10,000       Black & Decker Corp.(a),(h)                  1.65         11/02/2009           10,000
                                                                                          ----------
               Total Consumer Discretionary                                                   25,282
                                                                                          ----------

               FINANCIALS (1.4%)
               -----------------
               ASSET-BACKED FINANCING (1.4%)
  12,143       Hannover Funding Co. LLC(a),(h)              0.55         11/05/2009           12,142
   3,665       Hannover Funding Co. LLC(a),(h)              0.50         11/06/2009            3,665


----------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments | 12

PRINCIPAL                                                                                     MARKET
AMOUNT                                                    COUPON                               VALUE
(000)          SECURITY                                     RATE           MATURITY            (000)
----------------------------------------------------------------------------------------------------

$ 17,879       Working Capital Management Co.(a),(h)        0.30%        11/09/2009         $ 17,878
                                                                                          ----------
                                                                                              33,685
                                                                                          ----------
               Total Financials                                                               33,685
                                                                                          ----------

               MUNICIPAL BONDS (1.0%)
               ----------------------
               ELECTRIC/GAS UTILITIES (0.7%)
  16,529       New York State Power Auth.                   0.45         11/05/2009           16,528
                                                                                          ----------
               MUNICIPAL FINANCE (0.3%)
   7,295       California                                   0.50         11/03/2009            7,295
                                                                                          ----------
               Total Municipal Bonds                                                          23,823
                                                                                          ----------

               UTILITIES (0.8%)
               ----------------
               GAS UTILITIES (0.8%)
  10,000       AGL Capital Corp.(a),(h)                     0.27         11/18/2009            9,999
   9,257       Oneok, Inc.(a),(h)                           0.27         11/10/2009            9,256
                                                                                          ----------
                                                                                              19,255
                                                                                          ----------
               Total Utilities                                                                19,255
                                                                                          ----------
               Total Commercial Paper                                                        102,045
                                                                                          ----------

               VARIABLE-RATE DEMAND NOTES (2.5%)

               FINANCIALS (0.5%)
               -----------------
               ASSET-BACKED FINANCING (0.4%)
  10,000       Pennsylvania Higher Education Assistance
                     Agency  (LIQ)(INS)                     3.25          6/01/2025           10,000
                                                                                          ----------
               REAL ESTATE SERVICES (0.1%)
   3,000       District of Columbia  (LOC - SunTrust
                     Bank)                                  0.70          4/01/2024            3,000
                                                                                          ----------
               Total Financials                                                               13,000
                                                                                          ----------

               MUNICIPAL BONDS (2.0%)
               ----------------------
               COMMUNITY SERVICE (0.2%)
   4,000       Caroline County IDA (LOC - Regions Bank)     1.20         12/01/2037            4,000
                                                                                          ----------
               GENERAL OBLIGATION (0.4%)
  10,000       Southern Ute Indian Tribe (a)                1.05          1/01/2027           10,000
                                                                                          ----------
               HOSPITAL (0.7%)
  15,000       Johnson City Health and Educational
                     Facilities Board (LOC - Regions
                     Bank)                                  3.10          7/01/2033           15,000
   2,300       Russell County IDA (LOC - Regions Bank)      1.50          7/01/2038            2,300
                                                                                          ----------
                                                                                              17,300
                                                                                          ----------
               NURSING/CCRC (0.7%)
   8,300       Langhorne Manor (LOC - Citizens Bank of
                     Pennsylvania)                          1.10         10/01/2032            8,300
   7,320       Michigan Strategic Fund Ltd. (LOC - Fifth
                     Third Bank)                            0.65         11/01/2028            7,320
                                                                                          ----------
                                                                                              15,620
                                                                                          ----------
               Total Municipal Bonds                                                          46,920
                                                                                          ----------
               Total Variable-Rate Demand Notes                                               59,920
                                                                                          ----------
               Total Money Market
               Instruments
               (cost: $161,965)                                                              161,965
                                                                                          ----------

----------------------------------------------------------------------------------------------------
13 | USAA Income Fund

----------------------------------------------------------------------------------------------------


NUMBER OF                                                                                     MARKET
SHARES         SECURITY                                                                  VALUE (000)
----------------------------------------------------------------------------------------------------

               SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
               FROM SECURITIES LOANED (0.0%)

               MONEY MARKET FUNDS (0.0%)
 352,427       BlackRock Liquidity Funds TempFund,
                       0.18%(i) (cost:  $352)                                            $       352
                                                                                         -----------


               TOTAL INVESTMENTS (COST: $2,305,182)                                      $ 2,388,110
                                                                                         ===========

($ IN 000s)                                           VALUATION HIERARCHY
                                                      -------------------

                                             (LEVEL 1)      (LEVEL 2)     (LEVEL 3)
                                           QUOTED PRICES      OTHER      SIGNIFICANT
                                             IN ACTIVE     SIGNIFICANT   UNOBSERVABLE
                                              MARKETS       OBSERVABLE      INPUTS
                                           FOR IDENTICAL      INPUTS
                                              ASSETS                                           TOTAL
----------------------------------------------------------------------------------------------------
FIXED INCOME SECURITIES:
  CORPORATE OBLIGATIONS                   $         -- $       811,180 $            -- $     811,180
  EURODOLLAR AND YANKEE OBLIGATIONS                 --         351,700              --       351,700
  ASSET-BACKED SECURITIES                           --         113,400              --       113,400
  COMMERCIAL MORTGAGE SECURITIES                    --         354,326              --       354,326
  U.S. GOVERNMENT AGENCY ISSUES                     --         344,173              --       344,173
  U.S. TREASURY SECURITIES                          --          89,671              --        89,671
  MUNICIPAL BONDS                                   --          59,384              --        59,384
EQUITY SECURITIES:
  PREFERRED SECURITIES                          15,496          86,463              --       101,959
MONEY MARKET INSTRUMENTS:
  COMMERCIAL PAPER                                  --         102,045              --       102,045
  VARIABLE-RATE DEMAND NOTES                        --          59,920              --        59,920
SHORT-TERM INVESTMENTS PURCHASED WITH
CASH COLLATERAL FROM SECURITIES LOANED:
  MONEY MARKET FUNDS                               352              --              --           352
----------------------------------------------------------------------------------------------------
TOTAL                                     $     15,848 $     2,372,262 $            -- $   2,388,110
----------------------------------------------------------------------------------------------------


Reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
                                                                                        ASSET-BACKED
                                                                                          SECURITIES
----------------------------------------------------------------------------------------------------
 Balance as of July 31, 2009                                                                 $10,075
 Net realized gain (loss)                                                                        958
 Change in net unrealized appreciation/depreciation                                                1
 Net purchases (sales)                                                                             -
 Transfers in and/or out of Level 3                                                          (11,034)
----------------------------------------------------------------------------------------------------
 BALANCE AS OF OCTOBER 31, 2009                                                                   $-
----------------------------------------------------------------------------------------------------



----------------------------------------------------------------------------------------------------
                                                                       Portfolio of Investments | 14

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO
OF INVESTMENTS

October 31, 2009 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Income Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Income Fund Shares and Income Fund Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not to the general public. The Target Funds are managed by USAA Investment Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

1. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

2. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.


--------------------------------------------------------------------------------
15 | USAA Income Fund

--------------------------------------------------------------------------------

3. Investments in open-end investment companies, hedge, or other funds, other than exchange-traded funds, are valued at their net asset value (NAV) at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

--------------------------------------------------------------------------------
                                          Notes to Portfolio of Investments | 16

--------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS - Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

E. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of October 31, 2009, was approximately $250,000.

F. SUBSEQUENT EVENTS - Subsequent events are events or transactions that occur after the balance sheet date but before the quarterly report is issued and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through December 17, 2009, the date the quarterly report was issued, and has determined there were no events that required recognition or disclosure in the Fund's quarterly report.

G. As of October 31, 2009, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2009, were $131,161,000 and $48,233,000, respectively, resulting in net unrealized appreciation of $82,928,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $2,406,820,000 at October 31, 2009, and, in total, may not

--------------------------------------------------------------------------------
17 | USAA Income Fund

--------------------------------------------------------------------------------

equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 14.8% of net assets at October 31, 2009.

CATEGORIES AND DEFINITIONS

EURODOLLAR AND YANKEE OBLIGATIONS - Eurodollar obligations are dollar-denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S. corporations and financial institutions. Yankee obligations are dollar-denominated instruments that are issued by foreign issuers in the U.S. capital markets.

INTEREST-ONLY COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS IOS) - represent the right to receive only the interest payments on an underlying pool of commercial mortgage loans. The purchase yield reflects an anticipated yield based upon interest rates at the time of purchase and the estimated timing and amount of future cash flows. Coupon rates after purchase vary from period to period. The principal amount represents the notional amount of the underlying pool on which current interest is calculated. CMBS IOs are backed by loans that have various forms of prepayment protection, which include lock-out provisions, yield maintenance provisions, and prepayment penalties. This serves to moderate their prepayment risk. CMBS IOs are subject to default-related prepayments that may have a negative impact on yield.

U.S. TREASURY INFLATION-INDEXED NOTES - designed to provide a real rate of return after being adjusted over time to reflect the impact of inflation. Their principal value periodically adjusts to the rate of inflation. They trade at the prevailing real, or after-inflation, interest rates. The U.S. Treasury guarantees repayment of these securities of at least their face value in the event of sustained deflation or a drop in prices. Inflation adjustments to the face value of these securities are included in interest income.

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

EDA            Economic Development Authority
FDIC TLGP      The FDIC Temporary Liquidity Guarantee Program provides a
               guarantee of payment of principal and interest on certain
               newly issued senior unsecured debt through the program's
               expiration date on December 31, 2012. The guarantee carries the full faith and credit of the U.S. government.
IDA            Industrial Development Authority/Agency
PRE            Prerefunded to a date prior to maturity
REIT           Real estate investment trust

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be

--------------------------------------------------------------------------------
                                          Notes to Portfolio of Investments | 18

--------------------------------------------------------------------------------

provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., Financial Guaranty Insurance Co., Financial Security Assurance Holdings, Ltd., or National Public Finance Guarantee Corp. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Bayerische Landesbank, Lloyds TSB Bank plc, State Street Bank and Trust Co., or WestLB A.G.
(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

SPECIFIC NOTES

(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(b) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(c) Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at October 31, 2009.
(d) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at October 31, 2009, was $4,640,000, which represented 0.2% of the Fund's net assets.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) U.S. government agency issues - mortgage-backed securities issued by Government National Mortgage Association (GNMA) and certain other U.S. government guaranteed securities are supported by the full faith and credit of the U.S. government. Securities issued by government-sponsored enterprises, indicated with "+" are supported only by the right of the government-sponsored enterprise to borrow from the U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(g)     The security or a portion thereof was out on loan as of October
        31, 2009.

--------------------------------------------------------------------------------
19 | USAA Income Fund

--------------------------------------------------------------------------------

(h) Commercial paper issued in reliance on the "private placement" exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Unless this commercial paper is subsequently registered, a resale of this commercial paper in the United States must be effected in a transaction exempt from registration under the Securities Act of 1933.
        Section 4(2) commercial paper is normally resold to other investors through or with the assistance of the issuer or an investment dealer who makes a market in this security, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(i) Rate represents the money market fund annualized seven-day yield at October 31, 2009.




--------------------------------------------------------------------------------
                                          Notes to Portfolio of Investments | 20



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2009

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12-18-2009
         -------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12-21-2009
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12-18-2009
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.